Fair Value Measurements and Disclosures	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements and Disclosures

Note 6 – Fair Value Measurements and Disclosures

The Company utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Securities available-for-sale and derivative financial instruments are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as impaired loans and other real estate and repossessed assets. These nonrecurring fair value adjustments typically involve application of the lower of cost or market accounting or write-downs of individual assets.

Fair Value Hierarchy

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 – Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The following is a description of valuation methodologies used for assets and liabilities recorded or disclosed at fair value.

Cash and Cash Equivalents

For disclosure purposes, the carrying amount for cash, due from banks, interest-bearing deposits and federal funds sold is a reasonable estimate of fair value.

Securities Available-for-Sale

Securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange or Nasdaq, and U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter market funds. Level 2 securities include mortgage-backed securities issued by government-sponsored enterprises and municipal bonds. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Securities Held-to-Maturity

The fair value of securities held-to-maturity is estimated using the same measurement techniques as securities available-for-sale.

Other Investments

For disclosure purposes, the carrying amount of other investments approximates their fair value.

Loans and Mortgage Loans Held-for-Sale

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment using one of three methods, including collateral value, market value of similar debt and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At June 30, 2015 and December 31, 2014, impaired loans were evaluated based on the fair value of the collateral. Impaired loans for which an allowance is established based on the fair value of collateral, or loans that are charged down according to the fair value of collateral, require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price, the Company records the impaired loan as nonrecurring Level 2. When the fair value is based on an appraised value, the Company records the impaired loan as nonrecurring Level 3.

For disclosure purposes, the fair value of fixed rate loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. For variable rate loans, the carrying amount is a reasonable estimate of fair value. Mortgage loans held-for-sale are carried at cost, which is a reasonable estimate of fair value.

Bank Owned Life Insurance

For disclosure purposes, the fair value of the cash surrender value of life insurance policies is equivalent to the carrying value.

Other Real Estate

Other real estate properties are adjusted to fair value upon the transfer of the loans to other real estate. Subsequently, other real estate assets are carried at the lower of carrying value or fair value. Fair value is based on independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price, the Company records the other real estate as nonrecurring Level 2. When fair value is based on an appraised value or management’s estimate of value, the Company records the other real estate or repossessed asset as nonrecurring Level 3.

Deposits

For disclosure purposes, the fair value of demand deposits, NOW and money market accounts and savings accounts is the amount payable on demand at the reporting date. The fair value of fixed rate maturity certificates of deposit is estimated by discounting the future cash flows using the rates currently offered for deposits of similar remaining maturities.

Federal Home Loan Bank Advances

For disclosure purposes, the fair value of Federal Home Loan Bank advances is based on the quoted value for similar remaining maturities provided by the FHLB.

Derivative Financial Instruments

Derivative financial instruments are recorded at fair value on a recurring basis. The valuation of the Company’s derivative financial instruments is determined using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of the derivative. This analysis reflects the contractual terms of the derivative, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The fair values of interest rate swaps are determined by using the market standard methodology of netting the discounted future fixed cash receipts and the discounted expected variable cash payments. The variable cash payments are based on an expectation of future interest rates (forward curves derived from observable market interest rate curves).

The Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Company has considered the impact of netting any applicable credit enhancements, such as collateral postings, thresholds, mutual puts and guarantees.

Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its derivatives utilize Level 3 inputs, such as estimates of current credit spreads, to evaluate the likelihood of default by the Company or the counterparty. However, as of June 30, 2015 and December 31, 2014, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustment is not significant to the overall valuation of its derivatives. As a result, the Company has determined that its derivative valuations are classified in Level 2 of the fair value hierarchy.

Commitments to Extend Credit and Standby Letters of Credit

Because commitments to extend credit and standby letters of credit are generally short-term and made using variable rates, the carrying value and estimated fair value associated with these instruments are immaterial.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The table below presents the recorded amount of assets and liabilities measured at fair value on a recurring basis as of June 30, 2015 and December 31, 2014.

June 30, 2015	Level 1	Level 2	Level 3	Total
Mortgage-backed securities	$—	25,405	—	25,405
Municipal securities	—	4,572	—	4,572

Total investment securities available-for-sale	$—	29,977	—	29,977

Derivative assets	$—	239	—	239

Derivative liabilities	$—	379	—	379

December 31, 2014	Level 1	Level 2	Level 3	Total
U.S. Treasury securities	$1,501	—	—	1,501
Mortgage-backed securities	—	28,750	—	28,750
Municipal securities	—	4,681	—	4,681
Investment in mutual fund	—	—	—	—

Total investment securities available-for-sale	$1,501	33,431	—	34,932

Derivative assets	$—	105	—	105

Derivative liabilities	$—	425	—	425

Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis

The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. GAAP. These include assets that are measured at the lower of cost or market value that were recognized at fair value below cost at the end of the period. Assets measured at fair value on a nonrecurring basis are included in the table below as of June 30, 2015 and December 31, 2014.

June 30, 2015	Level 1	Level 2	Level 3	Total
Other real estate and repossessed assets	$—	—	1,636	1,636
Impaired loans	—	—	5,483	5,483

December 31, 2014	Level 1	Level 2	Level 3	Total
Other real estate and repossessed assets	$—	—	1,380	1,380
Impaired loans	—	—	4,865	4,865

The carrying amounts and estimated fair values of the Company’s financial instruments at June 30, 2015 and December 31, 2014 were as follows:

	Carrying Amount	Estimated Fair Value
June 30, 2015		Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$142,393	142,393	—	—
Investment securities held-to-maturity	12,609	—	12,122	—
Investment securities available-for-sale	29,977	—	29,977	—
Other investments	5,844	—	5,844	—
Loans, net	961,379	—	955,947	5,483
Mortgage loans held-for-sale	13,750	—	13,750	—
Bank owned life insurance	11,848	—	11,848	—
Derivative assets	239	—	239	—

Liabilities:
Deposits	1,051,483	—	1,022,470	—
Federal Home Loan Bank advances	22,000	—	22,601	—
Derivative liabilities	379	—	379	—

	Carrying Amount	Estimated Fair Value
December 31, 2014		Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$123,435	123,435	—	—
Investment securities available-for-sale	34,932	1,501	33,431	—
Other investments	5,421	—	5,421	—
Loans, net	878,919	—	873,125	4,865
Mortgage loans held-for-sale	9,329	—	9,329	—
Bank owned life insurance	10,641	—	10,641	—
Derivative assets	105	—	105	—

Liabilities:
Deposits	971,060	—	949,621	—
Federal Home Loan Bank advances	22,000	—	22,677	—
Derivative liabilities	425	—	425	—

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on many judgments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Significant assets and liabilities that are not considered financial instruments include mortgage banking operations, deferred income taxes, and premises and equipment. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

(15)	Fair Value Measurements and Disclosures

The Company utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Securities available-for-sale and derivative financial instruments are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as impaired loans and other real estate and repossessed assets. These nonrecurring fair value adjustments typically involve application of the lower of cost or market accounting or write-downs of individual assets.

Fair Value Hierarchy

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 – Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets and liabilities recorded or disclosed at fair value.

Cash and Cash Equivalents

For disclosure purposes, for cash, due from banks, interest-bearing deposits, and federal funds sold, the carrying amount is a reasonable estimate of fair value.

Securities Available-for-Sale

Securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security’s credit rating, prepayment assumptions and other factors such as credit loss assumptions. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange and U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter market funds. Level 2 securities include mortgage-backed securities issued by government sponsored enterprises and municipal bonds. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Other Investments

For disclosure purposes, the carrying amount of other investments approximates their fair value.

Loans and Mortgage Loans Held-for-Sale

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment using one of three methods, including collateral value, market value of similar debt, and discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2014 and 2013, impaired loans were evaluated based on the fair value of the collateral. Impaired loans where an allowance is established based on the fair value of collateral, or loans that are charged down according to the fair value of collateral, require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price, the Company records the impaired loan as nonrecurring Level 2. When the fair value is based on an appraised value, the Company records the impaired loan as nonrecurring Level 3.

For disclosure purposes, the fair value of fixed-rate loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. For variable rate loans, the carrying amount is a reasonable estimate of fair value. Mortgage loans held-for-sale are carried at cost, which is a reasonable estimate of fair value.

Bank Owned Life Insurance

For disclosure purposes, the fair value of the cash surrender value of life insurance policies is equivalent to the carrying value.

Other Real Estate

Other real estate properties are adjusted to fair value upon transfer of the loans to other real estate. Subsequently, other real estate assets are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price, the Company records the other real estate as nonrecurring Level 2. When fair value is based on an appraised value or management’s estimate of value, the Company records the other real estate or repossessed asset as nonrecurring Level 3.

Deposits

For disclosure purposes, the fair value of demand deposits, NOW and money market accounts, and savings accounts is the amount payable on demand at the reporting date. The fair value of fixed-rate maturity certificates of deposit is estimated by discounting the future cash flows using the rates currently offered for deposits of similar remaining maturities.

Federal Home Loan Bank Advances

For disclosure purposes, the fair value of the FHLB advances is based on the quoted value for similar remaining maturities provided by the FHLB.

Derivative Financial Instruments

Derivative financial instruments are recorded at fair value on a recurring basis. The valuation of the Company’s derivative financial instruments is determined using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of the derivative. This analysis reflects the contractual terms of the derivative, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The fair value of the interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash receipts and the discounted expected variable cash payments. The variable cash payments are based on an expectation of future interest rates (forward curves derived from observable market interest rate curves).

The Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Company has considered the impact of netting any applicable credit enhancements such as collateral postings, thresholds, mutual puts and guarantees.

Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its derivatives utilize Level 3 inputs, such as estimates of current credit spreads, to evaluate the likelihood of default by itself or the counterparty. However, as of December 31, 2014 and 2013, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustment is not significant to the overall valuation of its derivatives. As a result, the Company has determined that its derivative valuations are classified in Level 2 of the fair value hierarchy.

Commitments to Extend Credit and Standby Letters of Credit

Because commitments to extend credit and standby letters of credit are generally short-term and made using variable rates, the carrying value and estimated fair value associated with these instruments are immaterial.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The table below presents the recorded amount of assets and liabilities measured at fair value on a recurring basis as of December 31, 2014 and 2013.

December 31, 2014	Level 1	Level 2	Level 3	Total
U.S. Treasury securities	$1,501	—	—	1,501
Mortgage-backed securities	—	28,750	—	28,750

Municipal securities	—	4,681	—	4,681

Total investment securities available-for-sale	$1,501	33,431	—	34,932

Derivative assets	$—	105	—	105

Derivative liability	$—	425	—	425

December 31, 2013	Level 1	Level 2	Level 3	Total
Mortgage-backed securities	$—	33,742	—	33,742
Municipal securities	—	4,270	—	4,270
Investment in mutual fund	—	9,967	—	9,967

Total investment securities available-for-sale	$—	47,979	—	47,979

Derivative assets	$—	493	—	493

Derivative liability	$—	352	—	352

Assets Recorded at Fair Value on a Nonrecurring Basis

The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2014 and 2013.

December 31, 2014	Level 1	Level 2	Level 3	Total
Other real estate and repossessed assets	$—	—	1,380	1,380
Impaired loans	—	—	4,865	4,865

December 31, 2013	Level 1	Level 2	Level 3	Total
Other real estate and repossessed assets	$—	—	845	845
Impaired loans	—	—	3,371	3,371

The carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2014 and 2013 were as follows:

	Carrying Amount	Estimated Fair Value
December 31, 2014		Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$123,435	123,435	—	—
Investment securities available-for-sale	34,932	1,501	33,431	—
Other investments	5,421	—	5,421	—
Loans, net	878,919	—	873,125	4,865
Mortgage loans held-for-sale	9,329	—	9,329	—
Bank owned life insurance	10,641	—	10,640	—
Derivative assets	105	—	105	—
Liabilities:
Deposits	971,060	—	949,621	—
Federal Home Loan Bank advances	22,000	—	22,677	—
Derivative liability	425	—	425	—

	Carrying Amount	Estimated Fair Value
December 31, 2013		Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$124,136	124,136	—	—
Investment securities available-for-sale	47,979	—	47,979	—
Other investments	4,482	—	4,482	—
Loans, net	572,883	—	566,207	3,371
Mortgage loans held-for-sale	7,159	—	7,159	—
Bank owned life insurance	8,247	—	8,247	—
Derivative assets	493	—	493	—
Liabilities:
Deposits	678,031	—	674,070	—
Federal Home Loan Bank advances	22,000	—	22,743	—
Derivative liability	352	—	352	—

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on many judgments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Significant assets and liabilities that are not considered financial instruments include mortgage banking operations, deferred income taxes and premises and equipment. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.